INCOME TAXES - Schedule of Aggregate Changes to The Liability for Unrecognized Tax Benefits, Excluding Interest and Penalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES [Abstract]
Beginning Balance	$ 34,749	$ 29,656
Acquisitions	2,549	0
Gross increases	9,268	7,939
Gross decreases	(274)	(743)
Lapse of statue of limitations	(7,472)	(1,122)
Translation adjustments	430	(981)
Ending Balance	$ 39,250	$ 34,749